Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2040 Fund	May 30, 2024
Fidelity Advisor Freedom 2040 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.59%
Past 5 years	9.26%
Past 10 years	6.89%
Fidelity Advisor Freedom 2040 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.35%
Past 5 years	7.41%
Past 10 years	5.13%
Fidelity Advisor Freedom 2040 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.14%
Past 5 years	7.03%
Past 10 years	5.11%
Fidelity Advisor Freedom 2040 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.50%
Past 5 years	9.73%
Past 10 years	6.88%
Fidelity Advisor Freedom 2040 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.00%
Past 5 years	9.49%
Past 10 years	6.87%
Fidelity Advisor Freedom 2040 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.73%
Past 5 years	10.85%
Past 10 years	7.79%
Fidelity Advisor Freedom 2040 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	18.82%
Past 5 years	10.95%
Since Inception	7.73%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Past 10 years	8.15%

[1]	A From October 2, 2018 .